Related parties and variable interest entities - Additional Information (Detail)		12 Months Ended			60 Months Ended
		Dec. 31, 2021 EUR (€) element	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)	Dec. 31, 2020 EUR (€)	Feb. 09, 2022 EUR (€)	Sep. 29, 2021 EUR (€)
Related Party Transaction [Line Items]
Loans provided to related parties		€ 124,400,000	€ 0		€ 0
Repayment grace period, loan to related parties		3 years
Number of elements | element		2
Right-of-use assets - Finance	[1]	€ 5,300,000	164,800,000		164,800,000
Equity method investments		892,500,000	820,700,000		820,700,000
Maximum exposure to loss
Related Party Transaction [Line Items]
Equity method investments		892,500,000
Carl Zeiss SMT Holding GmbH & Co. KG
Related Party Transaction [Line Items]
Loans provided to related parties		124,400,000	0		0
Right-of-use assets - Finance		0	149,900,000		149,900,000
Accounts payable		482,700,000	110,900,000		110,900,000
Accrued and other liabilities		0	0		0
Total purchases		2,070,300,000	1,623,900,000	€ 1,502,300,000
Carl Zeiss SMT Holding GmbH & Co. KG | Maximum exposure to loss
Related Party Transaction [Line Items]
Loans provided to related parties		124,400,000
Right-of-use assets - Finance		0
Accounts payable		0
Accrued and other liabilities		0
Any Director or Officer of ASML or any Associate Thereof
Related Party Transaction [Line Items]
Transactions outside the normal course of business		0
Due from (to) related party		€ 0
Any Director or Officer of ASML or any Associate Thereof | Subsequent Event
Related Party Transaction [Line Items]
Due from (to) related party						€ 0
Carl Zeiss SMT GmbH
Related Party Transaction [Line Items]
Term of loan to related parties		10 years
Carl Zeiss SMT GmbH | Zeiss High-NA Funding Commitment
Related Party Transaction [Line Items]
Loans provided to related parties							€ 124,400,000
Commitment consideration paid			221,400,000	188,600,000
Carl Zeiss SMT GmbH | Maximum
Related Party Transaction [Line Items]
Loans provided to related parties		€ 1,000,000,000
Interest rate on principal amount (in percentage)		1.00%
Carl Zeiss SMT GmbH | Minimum
Related Party Transaction [Line Items]
Interest rate on principal amount (in percentage)		0.01%
Other assets | Carl Zeiss SMT Holding GmbH & Co. KG
Related Party Transaction [Line Items]
Advance payments		€ 982,800,000	933,800,000		933,800,000
Other assets | Carl Zeiss SMT Holding GmbH & Co. KG | Maximum exposure to loss
Related Party Transaction [Line Items]
Advance payments		982,800,000
Property, plant and equipment | Carl Zeiss SMT Holding GmbH & Co. KG
Related Party Transaction [Line Items]
Advance payments		82,100,000	52,800,000		52,800,000
Property, plant and equipment | Carl Zeiss SMT Holding GmbH & Co. KG | Maximum exposure to loss
Related Party Transaction [Line Items]
Advance payments		82,100,000
Zeiss High-NA Funding Commitment
Related Party Transaction [Line Items]
Amount paid under contractual obligation					969,100,000
Zeiss High-NA Funding Commitment | Research and development support provided
Related Party Transaction [Line Items]
Amount paid under contractual obligation					305,500,000
Commitment consideration paid		€ 61,200,000	€ 96,100,000	€ 94,200,000
Zeiss High-NA Funding Commitment | Capital expenditure support provided
Related Party Transaction [Line Items]
Amount paid under contractual obligation					€ 663,600,000
Carl Zeiss SMT Holding GmbH & Co. KG | Carl Zeiss SMT Holding GmbH & Co. KG
Related Party Transaction [Line Items]
Ownership percentage (in percentage)		24.90%
Carl Zeiss SMT GmbH | Carl Zeiss SMT Holding GmbH & Co. KG
Related Party Transaction [Line Items]
Ownership interest (in percentage)		100.00%

[1]	Right-of-use assets - Finance includes amounts with related parties of €0.0 million and €149.9 million at December 31, 2021 and 2020, respectively.